LEASES (Schedule of Minimum Lease Payments for Company's ROU Assets Over Remaining Lease Periods) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 5,973
2021	5,644
2022	5,501
2023	4,695
2024	3,119
Thereafter	587
Total undiscounted lease payments	25,519
Less: imputed interest	(1,015)
Present value of lease liabilities	$ 24,504